Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Information
Segment Information

6. Segment Information

The Company operates its business in two segments: Relaxation Salon and Digital Preventative Healthcare, which are based on the organizational structure and information reviewed by the Company’s Chief Operating Decision Maker, who is the President, to evaluate its operating results and allocation of resources.

Information about operating results for each segment for the six months ended June 30, 2021 and 2020 is as follows:

	Thousands of Yen
		Digital	Corporate
	Relaxation	Preventative	and
	Salon	Healthcare	elimination	Consolidated
Six months ended June 30, 2021 (ASC 606)
Revenues	¥2,110,561	¥16,918	¥ ―	¥2,127,479
Operating income (loss)	93,852	(65,004)	(511,036)	(482,188)
Depreciation and amortization	25,345	4,201	10,085	39,631

Six months ended June 30, 2020 (ASC 605)
Revenues	¥1,344,503	¥11,774	¥ ―	¥1,356,277
Operating loss	(166,200)	(21,016)	(247,091)	(434,307)
Depreciation and amortization	14,453	3,771	14,881	33,105

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate general and administrative expenses and back office expenses.

Substantially all revenues are from customers in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to other international locations for the six months ended June 30, 2021 and 2020.

11.  Segment Information

The Company operates its business in two segments: Relaxation Salon and Digital Preventative Healthcare, which are based on the organizational structure and information reviewed by the Company's Chief Operating Decision Maker, who is the President, to evaluate its operating results and allocation of resources.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1.

Information about operating results and assets for each segment as of and for the years ended December 31, 2020 and 2019 is as follows:

	Thousands of Yen
		Digital	Corporate
	Relaxation	Preventative	and
	Salon	Healthcare	elimination	Consolidated
Year ended December 31, 2020
Revenues	¥3,315,947	¥25,670	¥ ―	¥3,341,617
Operating income (loss)	(140,866)	(66,100)	(539,122)	(746,088)
Depreciation and amortization	32,261	8,007	22,022	62,290
Total assets	3,096,094	34,247	2,583,125	5,713,466

Year ended December 31, 2019
Revenues	¥3,864,656	¥43,608	¥ ―	¥3,908,264
Operating income (loss)	279,439	(43,056)	(202,033)	34,350
Depreciation and amortization	34,025	4,764	7,385	46,174
Total assets	3,346,739	29,565	1,381,161	4,757,465

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate general and administrative expenses and back office expenses.

Assets attributed to each segment are accounts receivable-trade, net, accounts receivable-other, inventories, prepaid expenses, right-of-use asset - operating lease, property and equipment, goodwill, intangible assets, and lease and guarantee deposits. Corporate assets primarily consist of cash and cash equivalents, time deposits, long-term accounts receivable-other, net, deferred tax assets, and corporate properties.

Substantially all revenues are from customers operating in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to international operations for the years ended December 31, 2020 and 2019.